SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Goodwill) (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 01, 2015	Oct. 01, 2014	Oct. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill as of December 31, 2014				$ 280,517
Acquisition				16,706
Impairment of goodwill	$ 0	$ 0	$ 0	(8,000)	$ 0	$ 0
Goodwill as of December 31, 2015				297,223	$ 280,517
Commercial Cyber Solutions
Goodwill [Roll Forward]
Impairment of goodwill				$ (8,000)